Document and Entity Information Document	Feb. 17, 2021
Cover [Abstract]
Entity Central Index Key	0001101302
Entity Registrant Name	ENTEGRIS INC
Amendment Description	On February 17, 2021, Entegris, Inc. (the "Company") filed a Current Report on Form 8-K (the "Original 8-K") under Item 5.02 disclosing that the Board of Directors of the Company (the "Board") appointed Yvette Kanouff and Rodney Clark as directors of the Company, effective February 17, 2021. Committee assignments for Ms. Kanouff and Mr. Clark were not determined as of the filing of the Original 8-K. This Amendment No. 1 to the Original 8-K should be read in conjunction with the Original 8-K.
Amendment Flag	true
Document Type	8-K/A
Document Period End Date	Feb. 17, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32598
Entity Tax Identification Number	41-1941551
Entity Address, Address Line One	129 Concord Road,
Entity Address, City or Town	Billerica,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	(978)
Local Phone Number	436-6500
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	ENTG
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false